SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 12:- SUBSEQUENT EVENTS

a. In January 2016, 9,849 Compensation Shares of Common Stock were issued to certain members of the Board of Directors and Officers of the Company as consideration for a reduction in or waiver of cash salary or fees owed to such individuals. The waiver of cash salary is based upon the average closing price of the Common Stock for the 30 trading days prior to the date the Compensation Shares are granted.
b. In January 2016, the Company issued 5,556 restricted shares of Common Stock under the terms of the Service Provider Agreement (See Note 9d).
c. In January and February 2016 the Company issued 70,147 shares of Common Stock in connection with the exercise of 105,876 warrants, 61,860 of which were exercised on a cashless basis, that were issued as part of the warrants exercise and replacement agreement discussed in Note 9e for $190. Out of the above issuance, 15,973 shares of Common Stock were issued to the Chief Financial Officer of the Company for gross proceeds of $69.
d. On June 16, 2015, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation with respect to a reverse split of the Company’s issued and outstanding Common Stock in a ratio to be determined by the Company’s Board of Directors. On February 17, 2016, the Company’s Board of Directors approved a reverse split ratio of 18 to 1, which stock split became effective on February 26, 2016. All issued and outstanding share and per share amounts included in the accompanying consolidated financial statements have been adjusted to reflect this reverse stock split for all periods presented.
e. On March 1, 2016, the Company closed a private placement (the “March 2016 Private Placement”) and raised $2,500 in gross proceeds through the issuance of 555,555 shares of Common Stock and warrants to purchase 666,666 shares of Common Stock (the “March 2016 Warrants”). The March 2016 Warrants are immediately exercisable at an exercise price of $5.625 per share and expire 5 years from the closing of the March 2016 Private Placement. In connection with March 2016 Private Placement, the finders are entitled to receive 44,444 restricted shares of common stock, 73,333 warrants to purchase Common Stock and 38,889 non-plan stock options.